Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 748.86
Total Fee Amount	748.86
Total Transaction Valuation	5,422,610.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A